JPMorgan SMID Cap Equity Fund Expense Example - A C I Shares [Member] - JPMorgan SMID Cap Equity Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 630
Expense Example, with Redemption, 3 Years	884
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	1,934
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	1,907
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,178